Brandes International ETF
Schedule of Investments
March 31, 2024 (Unaudited)
1
Shares Value
Common Stocks – 97.8%
Austria – 1.9%
Erste Group Bank AG .......................................................... 30,668 $ 1,367,910
Belgium – 1.1%
Anheuser-Busch InBev SA, ADR ................................................. 12,902 784,184
Brazil – 6.9%
Ambev SA, ADR .............................................................. 434,204 1,076,826
Embraer SA, ADR* ............................................................ 77,613 2,067,610
Petroleo Brasileiro SA, ADR ..................................................... 83,215 1,239,904
Telefonica Brasil SA, ADR ....................................................... 52,219 525,845
4,910,185
Canada – 0.3%
CAE, Inc.* ................................................................... 10,416 214,986
Chile – 0.9%
Enel Chile SA, ADR ............................................................ 205,073 625,473
China – 2.5%
Alibaba Group Holding Ltd., ADR ................................................. 24,126 1,745,757
France – 17.5%
BNP Paribas SA, ADR ......................................................... 41,344 1,477,635
Carrefour SA ................................................................. 83,903 1,438,511
Danone SA, ADR ............................................................. 68,337 884,964
Engie SA .................................................................... 66,947 1,121,411
Kering SA, ADR ............................................................... 32,141 1,273,426
Orange SA ................................................................... 101,372 1,192,032
Publicis Groupe SA ............................................................ 10,023 1,093,845
Renault SA .................................................................. 7,478 377,926
Sanofi SA .................................................................... 18,159 1,783,874
Societe BIC SA ............................................................... 11,506 822,629
TotalEnergies SE .............................................................. 14,531 996,061
12,462,314
Germany – 8.7%
Fresenius SE & Co. KGaA ...................................................... 37,036 999,968
Heidelberg Materials AG ........................................................ 17,090 1,881,703
Henkel AG & Co. KGaA ......................................................... 20,223 1,458,088
SAP SE, ADR ................................................................ 9,652 1,882,430
6,222,189
Hong Kong – 0.5%
First Pacific Co. Ltd. ........................................................... 764,000 384,614
Ireland – 1.3%
Willis Towers Watson PLC ...................................................... 3,304 908,600
Italy – 4.9%
Buzzi SpA ................................................................... 27,264 1,071,798
Eni SpA ..................................................................... 59,796 945,959
Intesa Sanpaolo SpA ........................................................... 414,640 1,505,982
3,523,739
Japan – 11.4%
Astellas Pharma, Inc. .......................................................... 114,300 1,227,246
Honda Motor Co. Ltd. .......................................................... 67,200 827,429
Makita Corp. ................................................................. 24,000 677,921
Mitsubishi UFJ Financial Group, Inc. .............................................. 105,400 1,069,008
Nissan Motor Co. Ltd. .......................................................... 231,100 911,909

Brandes International ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)
2
Shares Value
Common Stocks (continued)
Japan (continued)
Sumitomo Mitsui Trust Holdings, Inc. .............................................. 52,300 $ 1,125,861
Takeda Pharmaceutical Co. Ltd. .................................................. 81,400 2,260,558
8,099,932
Mexico – 4.0%
America Movil SAB de CV, ADR .................................................. 53,485 998,030
Cemex SAB de CV, ADR* ....................................................... 102,510 923,615
Fibra Uno Administracion SA de CV REIT .......................................... 555,902 923,396
2,845,041
Netherlands – 4.2%
Heineken Holding NV .......................................................... 22,684 1,832,496
Koninklijke Philips NV* ......................................................... 57,779 1,155,580
2,988,076
South Korea – 1.1%
Shinhan Financial Group Co. Ltd., ADR ............................................ 22,996 816,128
Spain – 1.4%
Grifols SA, ADR* .............................................................. 154,475 1,031,893
Switzerland – 7.1%
Cie Financiere Richemont SA, Class A ............................................. 7,430 1,134,257
Novartis AG, ADR ............................................................. 10,925 1,056,775
Swatch Group AG (The) ........................................................ 25,865 1,174,507
UBS Group AG ............................................................... 55,335 1,699,891
5,065,430
Taiwan – 2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR .................................. 10,983 1,494,237
United Kingdom – 20.0%
Barclays PLC ................................................................. 465,141 1,076,462
GSK PLC .................................................................... 73,045 1,576,593
Imperial Brands PLC ........................................................... 45,415 1,015,457
J Sainsbury PLC .............................................................. 321,256 1,097,354
Kingfisher PLC ............................................................... 285,941 900,869
Marks & Spencer Group PLC .................................................... 163,726 548,297
Rolls-Royce Holdings PLC* ..................................................... 494,485 2,665,413
Shell PLC, ADR ............................................................... 14,936 1,001,310
Smith & Nephew PLC, ADR ..................................................... 38,340 972,302
Tesco PLC ................................................................... 331,058 1,240,406
Unilever PLC, ADR ............................................................ 17,117 859,102
WPP PLC ................................................................... 139,485 1,327,875
14,281,440
Total Common Stocks (Cost $65,286,886) ........................................................ 69,772,128
Money Market Funds – 2.0%
JPMorgan US Treasury Plus Money Market Fund, 5.18%(a)
(Cost $1,393,349) ........................................................... 1,393,349 1,393,349
Total Investments – 99.8%
(Cost $66,680,235) .......................................................................... $ 71,165,477
Other Assets in Excess of Liabilities – 0.2% ......................................................... 116,445
Net Assets – 100.0% .......................................................................... $ 71,281,922

Brandes International ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)
3
* Non Income Producing
(a) Rate shown reflects the 7-day yield as of March 31, 2024.
ADR : American Depositary Receipt
PLC : Public Limited Company
REIT : Real Estate Investment Trust